SUMMARY OF WARRANTS OUTSTANDING (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Balance, outstanding | shares			400,000
Weighted average exercise price, Beginning balance | $ / shares			$ 1.30
Number of warrants, Granted | shares
Weighted average exercise price, Granted | $ / shares
Number of warrants, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Number of warrants, Cancelled/Expired | shares			(400,000)
Weighted average exercise price, Cancelled/Expired | $ / shares			$ 1.30
Balance, outstanding | shares
Weighted average exercise price, Ending balance | $ / shares